INITIAL PUBLIC OFFERING (Details Narrative) - $ / shares		6 Months Ended	12 Months Ended
	Feb. 09, 2022	Jun. 30, 2023	Dec. 31, 2022
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share	$ 10.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues		303,000	303,000
Share price	$ 10.10
Term of restricted investments	185 days
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues	20,200,000
Common stock, conversion basis	Each Unit consists of one Class A ordinary share, one redeemable warrant (each whole warrant, a “Public Warrant”), and one right to receive one-tenth of one Class A ordinary share upon the consummation of the Company’s initial Business Combination. Each two Public Warrants entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).
Over-Allotment Option [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues	200,000
Sale of stock, price per share	$ 10.00